Long-Term Loans from Banking Institutions - Schedule of Maturitites of Long Term Debt (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
First year	$ 7,949
Second year	8,115
Long-term loans	$ 16,064	$ 22,185